Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes

1 6 .	Income taxes

(a)	Cayman Islands
Under the current tax laws of Cayman Islands, the Company is not subject to income, corporation or capital gains tax, and no withholding tax is imposed upon the payment of dividends.

(b)	Hong Kong profits tax
One of the Company’s subsidiaries incorporated in Hong Kong is subject to Hong Kong profits tax rate of 16.5%
on its estimated assessable profit for the years ended December 31, 2019 and 2020. Dividends income received from Liandu WFOE is not subject to Hong Kong profits tax.

(c)	British Virgin Islands
Under the current laws of the British Virgin Islands (“BVI”), the Company’s subsidiary in BVI is not subject to tax on its income or capital gains. In addition, upon any payment of dividends by the Company, no British Virgin Islands withholding tax is imposed.

(d)	PRC Enterprise Income Tax (“EIT”)
On March 16, 2007, the National People’s Congress of the PRC enacted an Enterprise Income Tax Law (“EIT Law”), under which Foreign Investment Enterprises (“FIEs”) and domestic companies would be subject to EIT at a uniform rate of 25%. The EIT law became effective on January 1, 2008.
According to the Article 14 of Guofa 2016 No. 81 released by the State Council non-profit
private schools are eligible to enjoy the same preferential tax treatment as public schools. As a result, non-profit
private schools providing academic qualification education are eligible to enjoy income tax exemption treatment. Liandu Foreign Language School VIE has been granted corporate income tax exemption for the tuition, meal and accommodation services, etc. from relevant local tax authorities.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC
company is located.”
The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident
enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company is incorporated, does not have such a tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by a FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% if the immediate holding company in Hong Kong owns directly at least 25% of the shares of the FIE and could be recognized as a Beneficial Owner of the dividend from PRC tax perspective.
A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	For the years ended December 31,
	2018	2019	2020
	%	%	%
PRC Statutory income tax rates	25%	25%	25%
Permanent book—tax difference	12%	—	—
Difference in EIT rates	(37)%	(25)%	(25)%

Total	—	—	—

Income/(loss) from domestic and foreign components before income tax expenses

	For the years ended December 31,
	2018	2019	2020
Domestic	27,412,441	47,236,997	37,252,021
Foreign	—	—	(3,666,937)

Total	27,412,441	47,236,997	33,585,084

Composition of income tax expense
No
current and deferred income tax expenses were provided by the Group for years ended December 31, 2018, 2019 and 2020.
Deferred tax assets and liabilities
Deferred taxes are measured using the enacted tax rates for the periods in which they are expected to be reversed. No temporary difference existed that give rise to deferred tax asset balances as of December 31, 2019 and 2020.
A deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting amounts over tax basis amounts, including those differences attributable to a more than 50% interest in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free
and the enterprise expects that it will ultimately use that means. The Company has not recorded any such deferred tax liability attributable to the undistributed earnings of its financial interest in VIEs because the Company believes its investment in the VIEs can be recovered tax-free
and expects such
tax-free
means will be used.